Common shares (Tables)	6 Months Ended
Jun. 30, 2021
Share-Based Payment Arrangements [Abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock that have been granted under the Plan during the six months ended June 30, 2021.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2020	3,806,773	$24.19
Granted	276,369	18.38
Vested	(362,565)	31.14
Forfeited	—	—
Outstanding and non-vested, June 30, 2021	3,720,577	$23.08

Summary of future stock compensation expense	Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the period July 1, 2021 through December 31, 2021	$9,844	$596	$10,440
For the year ending December 31, 2022	13,952	488	14,440
For the year ending December 31, 2023	6,951	107	7,058
For the year ending December 31, 2024	2,482	—	2,482
For the year ending December 31, 2025	540	—	540
For the year ending December 31, 2026	58	—	58
	$33,827	$1,191	$35,018